Share Capital and Warrant Reserve - Schedule of Compensation Warrants (Details) (6K) - $ / shares	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Disclosure of classes of share capital [line items]
Compensation Warrants, Number of Warrants	18,680	13,970
Compensation Warrants, Exercisable	18,680	13,970
Exercise Price Range One [member]
Disclosure of classes of share capital [line items]
Compensation Warrants, Number of Warrants	912	912
Compensation Warrants, Exercise Price	$ 90	$ 90
Compensation Warrants, Exercisable	912	912
Compensation Warrants, Expiry Date	Apr. 26, 2021 [1]	Apr. 26, 2021	[2]
Exercise Price Range Two [member]
Disclosure of classes of share capital [line items]
Compensation Warrants, Number of Warrants	4,167	4,167
Compensation Warrants, Exercise Price	$ 42	$ 45
Compensation Warrants, Exercisable	4,167	4,167
Compensation Warrants, Expiry Date	Mar. 27, 2021	Mar. 27, 2021	[3]
Exercise Price Range Three [member]
Disclosure of classes of share capital [line items]
Compensation Warrants, Number of Warrants	8,711	8,711
Compensation Warrants, Exercise Price	$ 42	$ 42
Compensation Warrants, Exercisable	8,711	8,711
Compensation Warrants, Expiry Date	Mar. 27, 2021	Mar. 27, 2021	[3]
Exercise Price Range Four [member]
Disclosure of classes of share capital [line items]
Compensation Warrants, Number of Warrants	4,890
Compensation Warrants, Exercise Price	$ 5.42
Compensation Warrants, Exercisable	4,890
Compensation Warrants, Expiry Date	Nov. 16, 2025

[1]	Each compensation warrant can be exercised at $90 into one unit of BriaCell comprising one common share and one share purchase warrant. Each resultant share purchase warrant acquired can be exercised into an additional common share of BriaCell at $105 if exercised by April 26, 2021.
[2]	Each compensation warrant can be exercised at $90.00 into one unit of BriaCell comprising one common share and one share purchase warrant. Each resultant share purchase warrant acquired can be exercised into an additional common share of BriaCell at $105.00 if exercised by April 26, 2021.
[3]	Each compensation warrant can be exercised at $42.00 into one common share of BriaCell for a period of 36 months.